ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized	101,500,000
Deferred Tax Assets, Valuation Allowance	$ 571,985	$ 571,905
Impairment loss	7,116,275	9,932,388
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Impairment Loss Of Acquisition Costs	1,139,623	147,078
Amortized Deferred Acquisition Costs Year One	66,792
Amortized Deferred Acquisition Costs Year Two	66,792
Amortized Deferred Acquisition Costs Year Three	$ 66,792